INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) before Taxes on Income
Loss before taxes on income is comprised as follows:

	Year ended December 31,
	2016	2017	2018

Domestic	$(60,249)	$(53,432)	$(50,679)
Foreign	16,460	(1,518)	16,766

Loss before taxes on income	$(43,789)	$(54,950)	$(33,913)

Schedule of Deferred Income Taxes
Significant components of the Company's deferred tax assets and liabilities are as follows:

	Year ended December 31,
	2017	2018
Deferred tax assets:

Net operating loss carry-forwards	$34,234	$45,314
Capital losses carry-forwards	35	53
Research and development expenses	13,923	1,901
Tax credit carry-forwards	94	94
Depreciation difference	1,434	1,680
Accrued employees costs	1,801	2,176
Other	567	870

Deferred tax assets before valuation allowance	52,088	52,088

Valuation allowance	(45,094)	(44,607)

Deferred tax asset, net	$6,994	$7,481

Deferred tax liabilities:

Fixed assets	$481	$306
Intangible assets	6,214	5,556
Other	278	638

Deferred tax liabilities	$6,973	$6,500

	Year ended December 31,
	2017	2018
Deferred taxes are included in the consolidated balance sheets, as follows:

Long term receivables	$772	$1,583
Long term liabilities	$764	$602

Schedule of Income Taxes
Income taxes are comprised as follows:

	Year ended December 31,
	2016	2017	2018

Current	$3,424	$4,042	$4,188
Deferred	(317)	(2,719)	(981)

	$3,107	$1,323	$3,207

	Year ended December 31,
	2016	2017	2018

Domestic	$49	$578	$1,140
Foreign	3,058	745	2,067

	$3,107	$1,323	$3,207

Reconciliation of Effective Tax Rate to Statutory Rate
A reconciliation of the Company's theoretical income tax expense to actual income tax expense as follows:

	Year ended December 31,
	2016	2017	2018

Loss before taxes on income	$(43,789)	$(54,950)	$(33,913)

Statutory tax rate	25%	24%	23%

Theoretical income tax expense	(10,947)	(13,188)	(7,800)

Deferred taxes for which valuation allowance was provided, net	8,620	2,122	(1,925)
Non-deductible option expenses	5,224	8,528	12,609
Non-deductible expenses	815	1,263	824
Tax adjustment in respect of different tax rate of foreign subsidiary	(1,015)	(1,679)	(1,627)
Rate Change Impact	-	3,099	(174)
Foregin Tax	-	881	1,182
Other	410	297	118

Income tax expense	$3,107	$1,323	$3,207

Schedule of reconciliation of the opening and closing amounts of total unrecognized tax benefits
A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2017	2018

Opening balance	$1,098	$1,378
Increases (decrease) related to previous year tax positions	280	(1,044)

Closing balance	$1,378	$334